Members of the Management Board	12 Months Ended
Dec. 31, 2019
Members Of Management Board
Members of the Management Board

29. Members of the Management Board

In 2019, the Management Board consisted of Prof. Dr. Hermann Lübbert (Chief Executive Officer), Mr. Thomas Schaffer (Chief Financial Officer) and Mr. Christoph Dünwald (Chief Commercial Officer).

Prof. Dr. rer. nat. Hermann Lübbert, CEO

Prof. Dr. rer. nat. Hermann Lübbert is the Management Board Chairman (Chief Executive Officer) of Biofrontera AG and Managing Director of Biofrontera Bioscience GmbH and of Biofrontera Pharma GmbH. He studied biology in his native city of Cologne, where he also received his doctorate in 1984.

After eight years in academic research at Cologne University and at the California Institute of Technology (U.S.), he obtained his postdoctoral qualification in 1994 from the Eidgenössische Technische Hochschule (ETH) Zürich. Since 1998, he has led the Chair for Animal Physiology at Ruhr University Bochum. During ten years at Sandoz and Novartis Pharma AG, Professor Lübbert acquired experience in managing a globally active research organization. He founded Biofrontera in 1997 and has since managed the company.

Thomas Schaffer, CFO

Thomas Schaffer started his career in various positions in the finance and controlling area at Siemens Semiconductor. He was Vice President and CFO in the Security & Chipcard ICs area at Siemens.

He was then Managing Director and CFO at Infineon Ventures GmbH for a four-year period and continued his career as Vice President and CFO of the Specialty DRAM Division of Qimonda AG, where he also assumed the Managing Director role at Qimonda Solar GmbH. He added to his significant international experience with appointments as CFO at Heptagon Oy, Finland/Switzerland, and Ubidyne Inc., Delaware, U.S.. Mr. Schaffer has been CFO of Biofrontera AG since June 2013.

Christoph Dünwald, CCO

Christoph Dünwald started his career at Bayer AG, where he held various positions in marketing (U.S. and Spain) and in strategic business management in Germany and Southeast Asia over a 15-year period.

In his last position at Bayer, he managed the Bayer Healthcare Diagnostics Division in Belgium and Luxembourg as General Manager. After two years as International Sales and Marketing Director in Spain and England for Corporación Dermoestética SA, he moved to become Senior Commercial Director at U.S. pharmaceuticals group Allergan in 2008. From 2009 until 2015, he managed its Medical Business Unit in Spain and Portugal.

Mr. Dünwald has been responsible for marketing and sales as well as for the further development of the US business at Biofrontera since 2016. He resigned as Chief Commercial Officer (CCO) on January 31, 2020.

Management Board compensation

in EUR thousands	2019	2018	2017
Short-term benefits	1,387	1,071	1,038
Performance-based compensation	87	422	234
Total compensation	1,474	1,493	1,272

The current Management Board members held the following supervisory board positions and positions on comparable domestic and foreign boards during the reporting period:

Name	Company	Board	Position
Thomas Schaffer	Industrial Tracking Systems AG, Fürstenfeldbruck	Supervisory Board	Chair